Supplemental disclosure on the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

Note 41 – Supplemental disclosure on the consolidated statements of cash flows

Additional disclosures on cash flow information and non-cash activities for the years ended December 31, 2013, 2012 and 2011 are listed in the following table:

(In thousands)	2013	2012	2011

Income taxes paid	$51,047	$189,468	$171,818
Interest paid	318,342	388,250	517,980
Non-cash activities:
Loans transferred to other real estate	$228,009	$294,993	$229,064
Loans transferred to other property	33,997	25,685	26,148
Total loans transferred to foreclosed assets	262,006	320,678	255,212
Transfers from loans held-in-portfolio to loans held-for-sale	448,143	141,378	122,326
Transfers from loans held-for-sale to loans held-in-portfolio	27,016	10,325	28,535
Loans securitized into investment securities[1]	1,391,594	1,330,743	1,101,800
Trades receivables from brokers and counterparties	71,680	137,542	69,535
Recognition of mortgage servicing rights on securitizations or asset transfers	19,262	18,495	19,971
Loans sold to a joint venture in exchange for an acquisition
loan and an equity interest in the joint venture	194,514	-	102,353
[1]	Includes loans securitized into trading securities and subsequently sold before year end.